SCHEDULE I-FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Assets:
Cash and cash equivalents	¥ 2,443,419	$ 383,426	¥ 2,726,712	¥ 4,684,003
Other receivable	70,601	11,079	126,745
Prepaid expenses and other assets	751,878	117,986	793,092
Accrued expense and other liability	727,426	114,149	738,272	¥ 775,644
TOTAL ASSETS	5,049,610	792,396	5,386,501
Liabilities:
Accrued expenses and other liabilities	467,248	73,322	726,686
TOTAL LIABILITIES	859,665	134,901	1,163,185
Shareholders' Equity:
Additional paid-in capital	5,780,609	907,104	5,531,926
Deficit	(2,057,773)	(322,909)	(1,822,749)
Accumulated other comprehensive loss	(55,107)	(8,647)	(6,953)
Total shareholders' equity	4,134,199	648,747	4,168,578
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,049,610	792,396	5,386,501
Class A ordinary shares
Shareholders' Equity:
Ordinary shares	1		1
Class B ordinary shares
Shareholders' Equity:
Ordinary shares	1		1
Parent Company | Reportable legal entities
Assets:
Cash and cash equivalents	568,973	89,284	778,097
Amounts due from subsidiaries and VIEs	1,368,526	214,752	892,472
Other receivable	1,912	300	653
Prepaid expenses and other assets	1,993	313	2,080
Investments in subsidiaries and VIEs	2,481,330	389,374	2,503,999
TOTAL ASSETS	4,422,734	694,023	4,177,301
Liabilities:
Accrued expenses and other liabilities	290,808	45,634	8,684
Amounts due to subsidiaries and VIEs	38	6	39
TOTAL LIABILITIES	290,846	45,640	8,723
Shareholders' Equity:
Additional paid-in capital	5,780,609	907,104	5,531,926
Deficit	(1,594,415)	(250,199)	(1,356,397)
Accumulated other comprehensive loss	(54,308)	(8,522)	(6,953)
Total shareholders' equity	4,131,888	648,383	4,168,578
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	4,422,734	$ 694,023	4,177,301
Parent Company | Reportable legal entities | Class A ordinary shares
Shareholders' Equity:
Ordinary shares	1		1
Parent Company | Reportable legal entities | Class B ordinary shares
Shareholders' Equity:
Ordinary shares	¥ 1		¥ 1